FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2005

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	First Federal Plaza
		28 East Main Street, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
August 2, 2005

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $133,091

List of Other Included Managers:  NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2108    29155 SH       SOLE                    29155
Abbott Laboratories            COM              002824100     1451    29598 SH       SOLE                    29598
Amazon.com Inc.                COM              023135106     2865    86575 SH       SOLE                    86575
American Express Co.           COM              025816109     3877    72839 SH       SOLE                    72839
Amgen, Inc.                    COM              031162100      980    16206 SH       SOLE                    16206
Anheuser-Busch Companies, Inc. COM              035229103     2209    48275 SH       SOLE                    48275
Applied Materials, Inc.        COM              038222105     2691   166301 SH       SOLE                   166301
AutoZone, Inc.                 COM              053332102     2335    25250 SH       SOLE                    25250
Automatic Data Processing, Inc COM              053015103      287     6847 SH       SOLE                     6847
Beazer Homes USA               COM              07556Q105      755    13217 SH       SOLE                    13217
Bed, Bath & Beyond, Inc.       COM              075896100     1448    34650 SH       SOLE                    34650
Berkshire Hathaway Cl. B       COM              084670207     5876     2111 SH       SOLE                     2111
Cisco Systems, Inc.            COM              17275R102     3493   183085 SH       SOLE                   183085
Citigroup, Inc.                COM              172967101     3432    74243 SH       SOLE                    74243
Clear Channel Communications   COM              184502102     1850    59829 SH       SOLE                    59829
Coca-Cola Co.                  COM              191216100     6261   149967 SH       SOLE                   149967
Colgate-Palmolive Co.          COM              194162103      334     6695 SH       SOLE                     6695
Costco Cos.                    COM              22160K105     3554    79452 SH       SOLE                    79452
Dell, Inc.                     COM              24702R101     4113   104223 SH       SOLE                   104223
Exxon Mobil Corp.              COM              30231G102      289     5024 SH       SOLE                     5024
Gannett Co., Inc.              COM              364730101      650     9142 SH       SOLE                     9142
General Electric Co.           COM              369604103     4296   123981 SH       SOLE                   123981
Gillette Co.                   COM              375766102     4809    94982 SH       SOLE                    94982
Home Depot, Inc.               COM              437076102     5770   148340 SH       SOLE                   148340
Hospira, Inc.                  COM              441060100      266     6824 SH       SOLE                     6824
IAC/InterActiveCorp            COM              44919P102     4330   180259 SH       SOLE                   180259
Intel Corp.                    COM              458140100     3010   115663 SH       SOLE                   115663
International Business Machine COM              459200101     1404    18921 SH       SOLE                    18921
JPMorgan Chase & Co., Inc.     COM              46625H100     3267    92508 SH       SOLE                    92508
Johnson & Johnson, Inc.        COM              478160104     4050    62310 SH       SOLE                    62310
Leucadia National Corp.        COM              527288104     2267    58682 SH       SOLE                    58682
Lowes Companies, Inc.          COM              548661107     1736    29825 SH       SOLE                    29825
McDonalds Corp.                COM              580135101     2628    94712 SH       SOLE                    94712
McGraw-Hill, Inc.              COM              580645109     2836    64083 SH       SOLE                    64083
Medco Health Solutions, Inc.   COM              58405U102     2326    43593 SH       SOLE                    43593
Medtronic, Inc.                COM              585055106     2198    42444 SH       SOLE                    42444
Microsoft Corp.                COM              594918104     4807   193520 SH       SOLE                   193520
Newell Rubbermaid Co.          COM              651229106      621    26058 SH       SOLE                    26058
Nokia Corp. ADS                COM              654902204      450    27050 SH       SOLE                    27050
North Fork Bancorp             COM              659424105     1196    42580 SH       SOLE                    42580
Paychex, Inc.                  COM              704326107      662    20371 SH       SOLE                    20371
PepsiCo, Inc.                  COM              713448108     3036    56299 SH       SOLE                    56299
Pfizer, Inc.                   COM              717081103     4671   169374 SH       SOLE                   169374
Reader's Digest Assn., Inc.    COM              755267101     3661   221888 SH       SOLE                   221888
State Street Corp.             COM              857477103      805    16680 SH       SOLE                    16680
Stryker Corp.                  COM              863667101     1499    31515 SH       SOLE                    31515
Symbol Technologies, Inc.      COM              871508107      795    80538 SH       SOLE                    80538
Sysco Corp.                    COM              871829107     2596    71740 SH       SOLE                    71740
Time Warner, Inc.              COM              887317105     4485   268409 SH       SOLE                   268409
United Parcel Service Cl. B    COM              911312106      205     2966 SH       SOLE                     2966
Wal-Mart Stores                COM              931142103     2541    52723 SH       SOLE                    52723
Washington Mutual, Inc.        COM              939322103     2542    62465 SH       SOLE                    62465
eBay, Inc.                     COM              278642103     2466    74715 SH       SOLE                    74715